Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax [Line Items]
Schedule of income (loss) before income taxes
Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
U.S.	$60,212
Ireland	752,894
Other non-U.S.	2,224

Total	$815,330

Schedule of components of (benefit) provision for income taxes

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Current:
Ireland	$229
U.S.	15,553
Other non-U.S.	488

16,270
Deferred:
Ireland	92,756
U.S.	18,413
Other non-U.S.	77

111,246

$127,516

Schedule of components of deferred tax liabilities (assets)

Successor
(Dollars in thousands)	December 31, 2014
Deferred Tax Liabilities:
Accelerated depreciation on flight equipment	$376,302
Intangibles	36,960
Other	16,709

Total deferred tax liabilities	$429,971

Deferred Tax Assets:
Estimated reimbursements of overhaul rentals	19,847
Rent received in advance	2,534
Derivatives	454
Accruals and reserves	26,532
Net operating loss carryforward and other tax attributes	256,522
Deferred losses	49,787
Other	1,683

Total deferred tax assets before valuation allowance	357,359

Valuation allowance	(61,933)

Total deferred tax assets after valuation allowance	$295,426

Net Deferred Tax Liability	$134,545

Schedule of reconciliation of expected total provision at statutory tax rate for income taxes to amount recorded

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Computed expected provision	$101,916
Other Foreign rate differential(a)	23,203
Other	2,397

Provision (benefit) for income taxes	$127,516

(a)	The foreign rate differential of includes earnings subject to U.S. federal and other non-Irish income taxes.

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits

Successor
(Dollars in thousands)	Period beginning February 5, 2014 and ending December 31, 2014
Unrecognized tax benefits at beginning of period	$5,421
Additions based on tax positions related to current period	7,027

Unrecognized tax benefits at end of period	$12,448

Predecessor
Income Tax [Line Items]
Schedule of income (loss) before income taxes

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
U.S.	$128,105	$(644,050)	$19,835
Foreign	93,131	(152,434)	351,256

Total	$221,236	$(796,484)	$371,091

Schedule of components of (benefit) provision for income taxes

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
Current:
Federal	$(148,014)	$12,696	$23,859
State	(231)	1,284	(613)
Foreign	756	284	494

	(147,489)	14,264	23,740
Deferred:
Federal	202,933	(288,838)	(73,202)
State	1,374	(8,637)	(6,332)
Foreign	20,510	3,810	16,563

	224,817	(293,665)	(62,971)

	$77,328	$(279,401)	$(39,231)

Schedule of components of deferred tax liabilities (assets)

Predecessor
(Dollars in thousands)	December 31, 2013
Deferred Tax Liabilities:
Accelerated depreciation on flight equipment	$4,723,639

Total deferred tax liabilities	$4,723,639

Deferred Tax Assets:
Straight-line rents	$35,315
Estimated reimbursements of overhaul rentals	312,689
Capitalized overhauls	92,325
Rent received in advance	86,558
Derivatives	3,211
Accruals and reserves	88,842
Net operating loss carryforward and other tax attributes	178,071
Investment in foreign subsidiaries	73,041
Other	14,871

Total deferred tax assets before valuation allowance	884,923

Valuation allowance	(15,736)

Total deferred tax assets after valuation allowance	$869,187

Net Deferred Tax Liability	$3,854,452

Schedule of reconciliation of expected total provision at statutory tax rate for income taxes to amount recorded

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
Computed expected provision at 35%	$77,433	$(278,769)	$129,882
State income tax, net of Federal	743	(4,780)	(4,514)
IRS audit adjustments and interest	1,044	(485)	(2,802)
Tax basis adjustment	—	914	(162,639)
Other	(1,892)	3,719	842

Provision (benefit) for income taxes	$77,328	$(279,401)	$(39,231)

Schedule of reconciliation of beginning and ending amount of unrecognized tax benefits

	Predecessor
		Years Ended December 31,
	Period beginning January 1, 2014 and ending May 13, 2014
(Dollars in thousands)		2013	2012
Unrecognized tax benefits at beginning of period	$809,009	$725,746	$256,586
Additions based on tax positions related to current period	27,376	88,326	480,927
Additions for tax positions of prior years	6,138	355	5,652
Reductions for tax positions of prior years	(1,737)	(5,418)	(17,419)

Unrecognized tax benefits at end of period	$840,786	$809,009	$725,746